Operating Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Employee costs	$ 1,349	$ 7,729	$ 6,690	$ 11,551
Office, insurance and other expenses	1,222	1,059	2,381	2,257
Professional services	1,320	1,623	2,308	1,986
Total general administration and business development costs	3,891	10,411	11,379	15,794
Share-based compensation expense	(1,300)	5,100	800	8,600
Stock options
Disclosure of attribution of expenses by nature to their function [line items]
Mark-to-Market adjustments	$ (3,000)	$ 3,300	$ (2,600)	$ 5,200